Summary of Significant Accounting Policies - Geographic Distribution of Real Estate Investments (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total revenue	$ 53,196	$ 56,043	$ 50,252	$ 49,068	$ 49,969	$ 46,306	$ 25,902	$ 13,628	$ 7,547	$ 108,150	$ 99,037	$ 205,332	$ 93,383	$ 3,951
Investments in Real Estate	$ 2,513,354	2,546,304				2,340,039				$ 2,513,354		2,546,304	2,340,039
Real Estate Investing
Segment Reporting Information [Line Items]
Total revenue												205,332	93,383	3,951
Investments in Real Estate		2,546,304				2,340,039						2,546,304	2,340,039
Real Estate Investing | United States
Segment Reporting Information [Line Items]
Total revenue												130,598	65,651	1,132
Investments in Real Estate		1,610,720				1,446,604						1,610,720	1,446,604
Real Estate Investing | United Kingdom
Segment Reporting Information [Line Items]
Total revenue												40,830	18,199	2,819
Investments in Real Estate		441,586				466,292						441,586	466,292
Real Estate Investing | Europe
Segment Reporting Information [Line Items]
Total revenue												33,904	9,533	$ 0
Investments in Real Estate		$ 493,998				$ 427,143						$ 493,998	$ 427,143